INVESTMENT SECURITIES (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Dec. 31, 2011	Jun. 30, 2013	Sep. 30, 2012	Jun. 30, 2012
Available-for-sale Securities, Gross Unrealized Gain (Loss)	$ 331,000	$ 1,800,000		$ 2,100,000
Deferred Income Taxes and Other Liabilities, Noncurrent	208,000	699,000		806,000
Trading Securities, Description	three municipal bonds had unrealized losses for less than twelve months totaling $841,000 at September 30, 2013.	Three U.S. government agencies GSE’s and seven mortgage-backed securities GSE’s had unrealized losses for less than twelve months totaling $75,000 at December 31, 2012.
Accumulated Other Comprehensive Income (Loss), Net of Tax, Total	123,000	1,078,000	[1]	1,285,000	191,000	1,312,000	1,235,000
Available-for-sale Securities, Gross Realized Gains		10,000		24,000
Available-for-sale Securities, Gross Realized Losses		233,000		137,000
Available-for-sale Securities, Gross Realized Gains (Losses), Sale Proceeds		12,800,000		11,300,000
US Government Securities, at Carrying Value		$ 39,500,000		$ 41,800,000

[1]	Derived from audited consolidated financial statements.